Notes to the Balance Sheet - Summary of Contract Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract Liabilities [Line Items]
Contract liabilities	€ 253,000	€ 2,616,000	€ 1,686,000
Contract Liabilities Prepayments Received	4,323,000	13,430,000
Revenue that was included in contract liability balance at beginning of period	(2,544,000)	(1,571,000)
Revenue Recognized for Received Prepayments and Services Performed	(4,142,000)	(10,929,000)
Contract Liability - thereof short-term	223,862	2,543,903
Contract Liability - thereof long-term	€ 28,731	€ 71,829